Available-for-sale equity securities	12 Months Ended
Mar. 31, 2014
Available-for-sale equity securities
Available-for-sale equity securities

9                                         Available-for-sale equity securities

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Life Corporation Limited - listed on Australian Securities Exchange	8,284	4,630	745
Cordlife Group Limited - listed on Singapore Exchange	80,120	139,617	22,459
Total listed equity securities, at market	88,404	144,247	23,204

During the year ended March 31, 2008, the Group acquired 11,730,000 ordinary shares of Cordlife Limited (“CBB”) at a total cost of RMB53,699. CBB was a provider of cord blood banking services with operations in Singapore, Hong Kong, India, Indonesia and the Philippines, and is listed on the Australian Securities Exchange.

During the year ended March 31, 2009, the Group acquired an additional 5,795,000 ordinary shares of CBB at a total cost of RMB11,172, satisfied in cash. The acquisition of additional ordinary shares led to an increase in the Group’s equity interest in CBB from 12.9% as of March 31, 2008 to 18.9% as of March 31, 2009. The Group’s equity interest in CBB was diluted to 16.3% as of March 31, 2010 due to the issuance of additional shares by CBB during the year ended March 31, 2010.

During the year ended March 31, 2011, the Company subscribed for 6,841,666 shares of CBB at a total cost of RMB13,245, satisfied in cash. As a result, the Group held 24,366,666 ordinary shares of CBB, representing a 16.8% equity interest as of March 31, 2011. The Group’s equity interest in CBB was diluted to 16.1% as a result of the exercise of employees’ share options of CBB during the period from March 31, 2011 to the time when the capital reduction occurred on June 30, 2011.

On June 16, 2011, the shareholders of CBB approved a capital reduction by way of distribution in specie. The scheme involved a spin off of Cordlife Pte Ltd from CBB, and the shares of Cordlife Pte Ltd were distributed to the then shareholders of CBB on a pro rata basis. The restructuring and distribution in specie were completed and effective on June 30, 2011. After the restructuring of CBB as of June 30, 2011, the Group owned a total of 24,366,666 shares, representing a 16.1% equity interest in each of CBB and Cordlife Pte Ltd, respectively. The Group’s investments in CBB upon the completion of restructuring were recognized as two separate investments consisting of CBB and Cordlife Pte Ltd. The capital reduction or the distribution in specie by CBB did not constitute a sale of available-for-sale equity securities. The cost of both investments was based on their respective estimated fair values as of the restructuring date and adjusted by the unrealized holding gains of CBB recorded in accumulated other comprehensive income on pro rata basis. After the restructuring, Cordlife Pte Ltd was a private company, whose shares did not have a readily determinable fair value. The investment in Cordlife Pte Ltd was therefore accounted for by the cost method under ASC 325-20, before its listing on the Singapore Exchange on March 29, 2012.

In connection with a proposed listing on the Singapore Exchange, Cordlife Pte Ltd changed its name to CGL. On March 29, 2012, CGL was listed on the Singapore Exchange. Upon the listing of CGL, the Group’s equity interests in both CGL and CBB were diluted to 10.5% and 14.1% respectively as a result of new shares issued in the public offering of CGL and the exercise of options issued by CBB to other third parties. Upon CGL’s listing on March 29, 2012, the Group accounted for its investment in CGL at fair value.

As of March 31, 2013, the Group held 24,366,666 ordinary shares in both CBB and CGL, representing a 14.1% and 10.5% equity interest in CBB and CGL, respectively.

In July 2013, CBB changed its name to Life Corporation Limited (“LFC”). In December 2013, LFC did a reverse stock split at the rate of 1 to 3.

As of March 31, 2014, the Company held 8,122,222 ordinary shares in LFC and 24,366,666 ordinary shares in CGL. The Group’s equity interest in LFC and CGL was 11.4% and 9.2% respectively as of March 31, 2014.

In February and August 2013 respectively, CGL announced dividends of SGD0.01 per ordinary share relating to CGL’s fiscal year ended June 30, 2013. As a result, the Group received dividend of SGD487 (equivalent to RMB2,414) which was recognized in dividend income in the consolidated statement of comprehensive income.

As of March 31, 2013, the cost basis of the available-for-sale equity securities was RMB40,690. Total unrealized net holding losses of LFC was RMB3,024 and total unrealized net holding gains of CGL was RMB59,836. The aggregate fair values was RMB88,404 as of March 31, 2013.

As of March 31, 2014, the cost basis of the available-for-sale equity securities was RMB40,690 (US$6,546). Total unrealized net holding losses of LFC was RMB6,527 (US$1,050) and total unrealized net holding gains of CGL was RMB121,047 (US$19,472). The aggregate fair values was RMB144,247 (US$23,204) as of March 31, 2014.

The available-for-sale equity securities are held by a subsidiary whose functional currency is Hong Kong dollars. Both securities are traded in a foreign market. The fair values are based on the current market values of the securities and the current exchange rates between Hong Kong dollars and Australia dollars or Singapore dollars, as applicable. Both investments are translated into RMB, the Group’s reporting currency, using the exchange rate at the balance sheet dates.

The Group determined that the decline in market value of LFC for the years ended March 31, 2013 and 2014 was temporary and therefore no impairment loss was recognized. As of March 31, 2013 and 2014, accumulated other-than-temporary impairment was RMB37,426, which was recorded in earnings in December 2008.